Foreign Currency Exchange Gain and Loss	12 Months Ended
Mar. 31, 2011
Foreign Currency Exchange Gain and Loss
Foreign Currency Exchange Gain and Loss

19.    Foreign currency exchange gain and loss:

Foreign currency exchange results (mainly arising from foreign currency borrowings) for the fiscal years ended March 31, 2009, 2010 and 2011 were losses of ¥1,668 million, ¥554 million and ¥17,424 million, respectively, and are included in "Other, net" in the consolidated statements of income. Foreign currency exchange loss for the fiscal year ended March 31, 2011 is mainly attributable to the derivative contract to manage the foreign exchange risk associated with overseas investments.